Fees Summary	Oct. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,138,000
Previously Paid Amount	0.00
Total Fee Amount	1,814.36
Total Offset Amount	0.00
Net Fee	1,814.36
Narrative - Max Aggregate Offering Price	$ 13,138,000
Final Prospectus	true